Average Annual Total Returns - Institutional Shares - Janus Henderson Enterprise Portfolio	Institutional Shares 1 Year	Institutional Shares 5 Years	Institutional Shares 10 Years	Institutional Shares Since Inception	Institutional Shares Inception Date	Russell Midcap® Growth Index (reflects no deduction for fees, expenses, or taxes) 1 Year	Russell Midcap® Growth Index (reflects no deduction for fees, expenses, or taxes) 5 Years	Russell Midcap® Growth Index (reflects no deduction for fees, expenses, or taxes) 10 Years	Russell Midcap® Growth Index (reflects no deduction for fees, expenses, or taxes) Since Inception
Total	19.47%	18.21%	15.25%	11.73%	Sep. 13, 1993	35.59%	18.66%	15.04%	10.97%